Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principles of Consolidation and Basis of Presentation
a)	Basis of Presentation

These consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States and are expressed in US dollars. The Company’s fiscal year end is December 31.

b)	Principles of Consolidation

The consolidated financial statements include the accounts of Axiom Corp. and its 100% owned subsidiary, Acton Holdings Limited, a company incorporated in Kenya. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
c)	Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
d)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. In prior years, the Company had funds in a bank account in Ethiopia, which were designated as a minimum amount of liquid capital available while the Company applied for a business license in Ethiopia. During the year ended December 31, 2014 the Company determined to no longer pursue this license and accordingly, these funds have not been segregated from Cash and Cash Equivalents at December 31, 2014.

Loss per Share
f)	Earnings (Loss) Per Share

Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. At December 31, 2014 and 2013, the Company has no potentially dilutive securities outstanding.

Income Taxes
h)	Income Taxes

The Company accounts for income taxes using the asset and liability method which provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Fair Value of Financial Instruments
e)	Financial Instruments

The Company’s financial instruments consist principally of cash, accounts payable, related party payables and loan payable. The fair value of the Company’s cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The carrying value of accounts payable, related party payables and loans payable approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management’s opinion the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Foreign Currency Translation
g)	Foreign Currency Translation

The Company’s planned operations will be in the eastern African markets of Uganda, South Sudan and Kenya, which results in exposure to market risks from changes in foreign currency exchange rates. The financial risk is the risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk. The Company's functional currency for all operations worldwide is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the year. Revenues and expenses are translated at average rates for the year. Gains and losses from translation of foreign currency financial statements into U.S. dollars are included in current results of operations.

Accounting Principles for Future Adoption
i)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Unaudited Interim [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

These unaudited interim condensed consolidated financial statements include the accounts of the Company and its 95.6% owned subsidiary, Papernuts. All inter-company balances and transactions have been eliminated on consolidation. The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant estimates include the use of the going concern assumption, the useful life of its equipment and intangible assets and the valuation of equipment and intangible assets.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents. At September 30, 2015 and December 31, 2014, the Company had a cash balance of $99,898 and $8,602 respectively.

Revenue Recognition and Deferred Revenue

Revenue Recognition and Deferred Revenue

Revenue from product sales is recognized when the customer takes title, assumes the risks and rewards of ownership and collectability is reasonably assured. Revenue is recorded at the time of shipment for terms designated f.o.b. (free on board) shipping point. For sales transactions designated f.o.b. destination, revenue is recorded when the product is delivered to the customer’s delivery site, when title and risk of loss are transferred.

Revenue from the sale of licences and distribution agreements is recognized over the related term of the agreement. Proceeds received prior to the Company meeting its revenue recognition criteria is recorded as deferred revenue and shown as either a current or non-current liability depending on the expected timing of recognition.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs, such as freight to our customers’ destinations, are included in cost of revenue in the statement of operations and comprehensive loss. When shipping and handling costs are included in the sales price charged for our products, they are recognized in revenue.

Inventories

Inventories

Inventories are valued at the lower of cost or market using the average cost method. Inventory is periodically reviewed for use and obsolescence, and adjusted as necessary. Inventory consists of raw material and finished goods.

Equipment

Equipment

Equipment is stated at cost, less accumulated depreciation. Expenditures for betterments are capitalized, whereas normal repairs and maintenance are expensed as incurred. The straight-line method is used to depreciate equipment over its estimated useful life, ranging from 3-5 years.

Intangible Assets

Intangible Assets

Intangible assets are stated at cost, less accumulated amortization. The straight-line method is used to amortize intangible assets over their estimated useful life, for a period of up to 10 years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company periodically evaluates the carrying value of long-lived assets in accordance with GAAP, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair values are reduced for the cost of disposal.

Loss per Share

Loss per Share

Basic loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity instruments, if dilutive. In periods that the Company reports a net loss, loss per share is not presented on a diluted basis, as the result would be anti-dilutive.

Income Taxes

Income Taxes

Income taxes are computed in accordance with the provisions of ASC Topic 740, which requires, among other things, a liability approach to calculating deferred income taxes. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in its financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company’s estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of related assets and liabilities in the period in which such events occur. Such adjustment may have a material impact on the Company’s income tax provision and results of operations.

Fair value of stock based compensation

Fair value of stock based compensation

Stock based compensation is valued using the Black-Scholes option pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. Because the Company’s stock options have characteristics significantly different than those of traded options and because changes in the subjective input assumptions can materially affect the calculated fair value, such value is subject to measurement uncertainty.

Research and development costs

Research and development costs

Development expenditures are capitalized if they meet the criteria for recognition as an asset, and are amortized over their expected useful lives once they are available for use. Research costs are expensed as incurred.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The standard, “Disclosures about Fair Value of Financial Instruments”, defines financial instruments and requires fair value disclosures for those instruments. The standard, “Fair Value Measurements”, defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. The carrying amounts reported on the balance sheets for cash, funds held in trust, accounts receivable, due to related parties, accounts payable and accrued liabilities and loan payable qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. For the due to related parties, the Company believes the carrying value of the loans approximates fair value as the interest rates are market rates.

The standard establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy defined by the standard are as follows:

Level 1	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, listed equities and U.S. government treasury securities;

Level 2	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include non-exchange-traded derivatives such as over the counter forwards, options and repurchase agreements; and

Level 3	Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant. Level 3 instruments include those that may be more structured or otherwise tailored to customers' needs. At each balance sheet date, the Company performs an analysis of all instruments subject to the standard and includes in Level 3 all of those whose fair value is based on significant unobservable inputs.

There were no assets or liabilities measured at fair value on a recurring basis as of September 30, 2015 and December 31, 2014.

Foreign Currency Translation

Foreign Currency Translation

As further described in Note 4, the Canadian dollar had been the functional and reporting currency of the Company’s business and the consolidated financial statements for periods up to December 31, 2014 were expressed in Canadian dollars. On January 1, 2015, to reflect the changed circumstances of the Company, the functional currency of the Company and its subsidiaries changed to the United States dollar and the Company decided to change its reporting currency to the United States dollar as well. Accordingly, these consolidated financial statements are expressed in United States dollars.

Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at the rate of exchange in effect at the end of the reporting period. Revenues and expenses are translated at the transaction exchange rate. Foreign currency gains and losses resulting from translation are reflected in net income of the period.

ASU 2014-09 [Member] | Unaudited Interim [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Principles for Future Adoption

In May 2014, FASB issued ASU 2014-09 with the intent of significantly enhancing comparability of revenue recognition practices across entities and industries. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers and introduces new, increased disclosure requirements. The new standard is effective for annual and interim periods beginning on or after December 15, 2017 and may be applied on either a full or modified retrospective basis. The Company is currently assessing the impact of the new standard to the Company’s financial statements.

ASU 2014-15 Member] | Unaudited Interim [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Principles for Future Adoption

In August 2014, FASB issued ASU 2014-15 providing guidance on how to account for and disclose going concern risks. The new standard is effective for annual and interim periods beginning on or after December 15, 2016. The Company is currently assessing the impact of the new standard to the Company’s financial statements.